SECURITY BENEFIT

o o o

November 3, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:      Security Equity Fund (File Nos. 002-19458 and 811-01136)
         Security Large Cap Value Fund (File Nos. 002-12187 and 811-00487) Security Mid Cap Growth Fund (File Nos. 002-32791 and 811-01316) (collectively, "Funds")

Dear Sir or Madam:

Attached for filing on behalf of the Funds pursuant to Rule 485(a)(2) under the Securities Act of 1933 are Post-Effective Amendment No. 110 for Security Equity Fund, Post-Effective Amendment No. 106 for Security Large Cap Value Fund, and Post-Effective Amendment No. 63 for Security Mid Cap Growth Fund to the Funds' Registration Statements on Form N-1A. The Amendments are being filed for the purpose of updating the Funds' disclosures as required by applicable laws and regulations. They are also being filed for the purpose of including in the prospectuses an additional series of Security Equity Fund.

The cover pages of the Amendments have designated an effective date of January 30, 2009. The Funds undertake to file post-effective amendments pursuant to Rule 485(b) under the 1933 Act on or before the effective date of the Amendments for the purposes of, without limitation, completing the update of the Funds' disclosures, responding to any SEC staff comments thereon, and filing the consents of the Funds' independent public auditors.

No fees are required in connection with these filings. Please contact Julien Bourgeois of Dechert LLP at (202) 261-3451 if you have any questions or comments regarding the Amendments.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
Security Equity Fund
Security Large Cap Value Fund
Security Mid Cap Growth Fund

Enclosure